Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Operating activities
Net loss for the year	$ (7,850,997)	$ (15,948,389)
Items not affecting cash:
Depreciation	249,333	328,976
Share-based compensation	9,668,464	5,836,747
Revaluation loss on investment in equity instruments	460,894	691,704
Share of gain of associate and deemed disposal gain	(493,423)	0
Gain on debt settlement from of Visla Royalties Corp.	(321,862)	0
Gain on spin out of Visla Royalties Corp.	(13,749,421)	0
Changes in non-cash working capital items	5,046,436	(5,392,737)
Net cash flows used in operating activities	(6,990,576)	(14,483,699)
Investing activities
Payments for exploration & evaluation assets and property plant & equipment	(28,141,665)	(35,194,213)
Strategic investment expenditures	(187,000)	0
Short-term investments in Guaranteed Investment Certificate (“GIC”)	(11,906,000)	0
Maturity of guaranteed investment certificates	0	40,115,000
Net cash flows (used in) provided by investing activities	(40,234,665)	4,920,787
Financing activities
Common shares proceeds - net of share issuance	108,115,830	31,600,558
Proceeds from exercise warrants	28,946,769	1,042,597
Proceeds from exercise of stock options	8,724,044	1,083,250
Net cash flows provided by financing activities	145,786,643	33,726,405
Effects of exchange rate changes on cash and cash equivalents	(3,492,767)	776,107
Increase in cash and cash equivalents	98,561,402	24,163,493
Cash and cash equivalents, beginning of year	37,548,304	12,608,704
Cash and cash equivalents, end of year	$ 132,616,939	$ 37,548,304